Equity Method Investments, Equity Method Investments Measured at Fair Value (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Equity Method Investments Measured at Fair Value [Abstract]
Beginning balance		$ 115,455,048	$ 0
Equity method investments acquired		23,584,524
Unrealized gain on equity method investments revalued at fair value at end of the period			2,687,236
Unrealized loss on equity method investments revalued at fair value at end of the period		(10,755,335)
Unrealized foreign exchange loss from equity method investments measured at fair value	[1]	(684,929)
Unrealized foreign exchange gain from equity method investments measured at fair value	[1]	12,146,609	(927,071)
Ending balance		$ 139,745,917	115,455,048
MPC Capital [Member]
Equity Method Investments Measured at Fair Value [Abstract]
Equity method investments acquired			$ 113,694,883

[1]	The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect the end-of-period exchange rates and any gains or losses are included in the consolidated statements of comprehensive income and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies and the resulting cumulative translation adjustments, which are recorded in Other Comprehensive Income (OCI) in the consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.